INCOME TAXES (Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate amount and per share effect of the Tax Holiday
Aggregate	$ 93,403		$ 4,081,529
Per share effect -basic (in dollar per share)			$ 0.02
Per share effect-diluted (in dollar per share)			$ 0.02